BORROWINGS, Long-term Other Borrowings (Details) $ in Thousands				12 Months Ended
	Mar. 31, 2020 USD ($) Installment	Nov. 30, 2018 USD ($) Installment	Jan. 31, 2018 USD ($) Installment	Jun. 30, 2020 USD ($)	Oct. 31, 2019 USD ($) Installment	Jun. 30, 2019 USD ($)
Long-term other borrowings [Abstract]
Long-term other borrowings				$ 9,783		$ 12,993
Less: Current portion of long-term other borrowings				(6,001)		(5,809)
Non-current portion of borrowings				3,782		7,184
Financed amount				4,500		3,600
IBM Credit LLC [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				974		1,924
Hewlett-Packard Financial Services Co. [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				923		0
PNC Bank, N.A. [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				0		188
IPFS Corporation [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				$ 759		614
Interest rate				4.60%
Heritage Bank of Commerce [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				$ 1,833		1,000
PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				2,359		7,111
First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings				$ 2,935		2,156
Bottom of Range [Member]
Long-term other borrowings [Abstract]
Interest rate				6.00%
Top of Range [Member]
Long-term other borrowings [Abstract]
Interest rate				9.00%
LIBOR [Member] | Bottom of Range [Member] | PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Interest rate				(0.50%)
LIBOR [Member] | Top of Range [Member] | PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Interest rate				1.75%
IBEX Global Jamaica Limited [Member]
Long-term other borrowings [Abstract]
Non-revolving demand loan	$ 600
Number of equal monthly installments for repayment of debt | Installment	36
Credit facility term	30 months
IBEX Global Jamaica Limited [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Non-revolving demand loan	$ 2,000	$ 1,200	$ 1,400		$ 800
Maturity date		January 31, 2023	January 31, 2023
Number of equal monthly installments for repayment of debt | Installment	36	60	54		36
Credit facility term	30 months	36 months	6 months
Additional credit facility term		24 months
IBEX Global Jamaica Limited [Member] | January 2018 [Member]
Long-term other borrowings [Abstract]
Financed amount				$ 800		1,100
IBEX Global Jamaica Limited [Member] | November 2018 [Member]
Long-term other borrowings [Abstract]
Financed amount				900		$ 1,040
IBEX Global Jamaica Limited [Member] | October 2019 [Member]
Long-term other borrowings [Abstract]
Financed amount				600
IBEX Global Jamaica Limited [Member] | March 2020 [Member]
Long-term other borrowings [Abstract]
Financed amount				$ 600
IBEX Global Jamaica Limited [Member] | Fixed Interest Rate [Member]
Long-term other borrowings [Abstract]
Interest rate	7.00%
IBEX Global Jamaica Limited [Member] | Fixed Interest Rate [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate	7.00%		7.00%		7.00%
IBEX Global Jamaica Limited [Member] | LIBOR [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate		5.26%
Maturity date				P6M
Interest rate floor		7.00%